Related Parties (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2021	2022	2023
Short-term employee benefits	1,961	2,351	1,997
Post-employment benefits	227	288	88
Other long-term benefits	39	36	14
Share based payment	16,767	16,930	12,015
Legal and professional	38	84	84
Total	19,032	19,689	14,198

	As at March 31
Balance Outstanding	2022	2023
Employee related payables	746	552
Accrued expenses	75	78

Summary of Transactions with Entity Providing Key Management Personnel Services	Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2021	2022	2023
Key management personnel services	5	7	7
Consultancy services	13	16	20

Trip.com and its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
a)
Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2021	2022	2023
Sale (refund) of air ticketing^	(14)	211	768
Purchase (refund) of air ticketing^	(659)	475	40,954
Sale of hotels and packages^	425	1,204	5,192
Purchase of hotels and packages^	647	3,015	14,575
Commission received	11	23	100
Commission paid	61	149	673
Marketing alliances	—	—	50
Other operating expenses	284	306	4,572
Advance given	—	1,074	—
Advance given received back	—	1,074	—

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2022	2023
Trade and other receivables	345	969
Trade payables	373	4,926
Advance to vendor	21	134

Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2021	2022	2023
Loan given	55	—	—
Interest income	3	3	4

	As at March 31
Balance Outstanding	2022	2023
Loan outstanding	53	49
Interest accrued	*	*

PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2021	2022	2023
Ancillary revenue	81	114	168

	As at March 31
Balance Outstanding	2022	2023
Trade receivables	19	22